Intangible Asset	9 Months Ended
Sep. 30, 2020
Intangible Asset
Intangible Asset

4.    Intangible Asset

Intangible asset consisted of the following:

Total
RMB
Balance as of January 1, 2019	2,579,338
Amortization	(619,733)
Foreign currency translation difference	34,687
Balance as of December 31, 2019	1,994,292
Amortization	(472,564)
Foreign currency translation difference	(34,769)
Balance as of September 30, 2020	1,486,959

No impairment charges were recognized on the intangible asset for the nine months ended September 30, 2019 and 2020.

The estimated annual amortization expense for each of the succeeding fiscal years is as follows:

	Amortization
	RMB	US$
For three months ending December 31, 2020	154,402	22,741
For the years ending December 31,
2021	612,573	90,222
2022	612,573	90,222
2023	107,411	15,820